Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments And Joint Ventures [Abstract]
Summary of Changes In Equity Method Investment

The following table presents changes in equity method investment for the twelve-month period ended December 31, 2018 and 2019, respectively:

	December 31,
	2018	2019
Beginning balance	$817,223	$778,721
Equity method investment income	470	391
Consideration Received on Disposal	—	—
Exchange difference	(38,972)	(12,529)
Ending balance	$778,721	$766,583